Borrowings (Details) - Schedule of principal maturities of debt $ in Thousands	Sep. 30, 2022 USD ($)
Borrowings (Details) - Schedule of principal maturities of debt [Line Items]
Three months ending December 31, 2022	$ 113,331
2023	28,751
2024	31,544
2025	31,938
2026	3,801
2027	10,622
Total	219,987
Senior Secured Credit Facility [Member]
Borrowings (Details) - Schedule of principal maturities of debt [Line Items]
Three months ending December 31, 2022	77,679
2023
2024
2025
2026
2027
Total	77,679
Construction Loans [Member]
Borrowings (Details) - Schedule of principal maturities of debt [Line Items]
Three months ending December 31, 2022
2023	953
2024	3,812
2025	3,812
2026	3,801
2027	10,622
Total	23,000
Convertible Notes Payable [Member]
Borrowings (Details) - Schedule of principal maturities of debt [Line Items]
Three months ending December 31, 2022	27,964	[1]
2023		[1]
2024		[1]
2025		[1]
2026		[1]
2027		[1]
Total	27,964	[1]
Loans Payable [Member]
Borrowings (Details) - Schedule of principal maturities of debt [Line Items]
Three months ending December 31, 2022	55
2023	66
2024
2025
2026
2027
Total	121
Opal Term Loan [Member]
Borrowings (Details) - Schedule of principal maturities of debt [Line Items]
Three months ending December 31, 2022	7,633
2023	27,732
2024	27,732
2025	28,126
2026
2027
Total	$ 91,223

[1]	The Convertible Note Payable is redeemable on demand at the option of the Company or the lender.